Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - AutoDS Ltd. acquisition) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 110,218	$ 110,218
Autods Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 9,147
Assets acquired	[1]			2,691
Goodwill				28,226
Total acquired assets				73,458
Total assumed liabilities	[2]			(17,800)
Net assets acquired				55,658
Autods Limited [Member] | Users Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 4,211
Estimated amortization period	[3]			1 year
Autods Limited [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 26,453
Estimated amortization period	[3]			5 years
Autods Limited [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 2,730
Estimated amortization period	[3]			5 years

[1]	Assets acquired include deposits, trade receivable and other identifiable assets acquired.
[2]	Total assumed liabilities includes accounts payable, deferred revenue, deferred income tax liabilities, net and other liabilities assumed. Goodwill generated from the above business combination is attributed to synergies between the Company's and the acquired businesses’ services and is not deductible for income tax purposes. The Company incurred approximately $357 in acquisition expenses for the year ended December 31, 2024 recorded under general and administrative expenses. The results of operations of AutoDS were consolidated in the Company’s financial statements commencing the date of acquisition and are not material. Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of users' relationships was determined by using the With-and-Without Method. Fair value of technology was determined by using the income approach method. Fair value of trademark was determined by using the relief from royalty method.